Leases - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Leases
2025	$ 9,232	$ 7,337
2026	7,163	7,342
2027	6,484	7,163
2028	6,217	6,484
2029		6,217
2030 and thereafter		8,663
Total minimum lease payments	44,923	43,206
Less amount representing interest	(13,956)	(14,590)
Present value of minimum lease payments	30,967	28,616
Less current portion	(5,454)	(3,434)	$ (599)
Long-term portion	25,513	25,182	3,292
Operating Leases
2025	24,474	27,835
2026	22,016	24,474
2027	16,232	22,016
2028	13,820	16,232
2029		13,820
2030 and thereafter		30,592
Total minimum lease payments	127,839	134,969
Less amount representing interest	(40,356)	(43,362)
Present value of minimum lease payments	87,483	91,607
Less current portion	(16,233)	(16,479)	(13,650)
Long-term portion	$ 71,250	$ 75,128	$ 65,158